Postretirement Benefit Plans - Summary of Pre-tax Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amount Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss Before Tax [Line Items]
Cost of postretirement benefit plans	$ 33	$ 31	$ 9	$ 25	$ 27
Changes in other comprehensive loss (income):
Net loss (gain) – current year	$ 372	$ 389	1,916	2,247	13,846
Postemployment Retirement Benefits [Member]
Schedule Of Amount Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss Before Tax [Line Items]
Cost of postretirement benefit plans			9	23	29
Changes in other comprehensive loss (income):
Net loss (gain) – current year			(74)	(86)	10
Reclassifications out of AOCI:
Amortization of net loss			(5)	(16)	(18)
Amortization of prior service credit			5	4	4
Total changes in other comprehensive loss (income)			(74)	(98)	(4)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)			$ (65)	$ (75)	$ 25